Company Information - Completion of a future currency contract (Details) - Foreign currency forwards $ in Millions		1 Months Ended		2 Months Ended	5 Months Ended
	Dec. 31, 2020 contract	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) item	Oct. 31, 2020 USD ($)	May 31, 2021 contract
Disclosure of detailed information about financial instruments [line items]
Number of future currency contracts completed	2		2		3
Amount of future currency contracts completed		$ 20	$ 40	$ 60